Entity Wide Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Revenues within Geographic Areas

The following is a summary of revenues within geographic areas:

	Year ended on December 31,
	2019	2018
	USD in thousands
United States	142	300
United Kingdom	33	24
South Korea	-	7
Israel	67	12
Other	67	48
	309	391

Schedule of Major Customers Breakdown of Company's revenue

Set forth below is a breakdown of Company’s revenue by major customers (major customer –revenues from these customers constituted at least 10% of total revenues in a certain year):

	Year ended on December 31,
	2019	2018
	USD in thousands
Customer A	85	134

Customer B	30	92

Customers C	33	21

Customer D – Parent company	36